Note 15 Hedged items covered by foreign currency hedges (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hedged items in foreign currency hedges [Line Items]
Foreign currency translation	€ (3,117)	€ (2,329)	€ (2,498)
Hedges of net investment in foreign operations [member]
Hedged items in foreign currency hedges [Line Items]
Carrying amount of the hedged item	35,760	31,820
Foreign currency translation	(3,117)	(2,329)
Hedging instrument, assets	7	66
Hedging instrument, liabilities	€ 200	€ 122